UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $210,336 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     7573  1694277 SH       SOLE                  1694277        0        0
AMAZON COM INC                 COM              023135106    18824   225000 SH  PUT  SOLE                   225000        0        0
COMCAST CORP NEW               CL A             20030N101     7765   537013 SH       SOLE                   537013        0        0
FIRST SOLAR INC                COM              336433107     1245    75100 SH  PUT  SOLE                    75100        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4718    32000 SH  PUT  SOLE                    32000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4718    32000 SH  PUT  SOLE                    32000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      369     2500 SH       SOLE                     2500        0        0
HARMONIC INC                   COM              413160102     3179   539653 SH       SOLE                   539653        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     1196   110000 SH  PUT  SOLE                   110000        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143AC5     3843  4000000 PRN      SOLE                  4000000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    20126  1673008 SH       SOLE                  1673008        0        0
PALM INC NEW                   COM              696643105     3840   231600 SH  PUT  SOLE                   231600        0        0
PALM INC NEW                   COM              696643105     4659   281000 SH  PUT  SOLE                   281000        0        0
PALM INC NEW                   COM              696643105     8290   500000 SH  PUT  SOLE                   500000        0        0
PALM INC NEW                   COM              696643105    16547   998013 SH       SOLE                   998013        0        0
SPDR TR                        UNIT SER 1       78462F103    57469   625000 SH  CALL SOLE                   625000        0        0
SPDR TR                        UNIT SER 1       78462F103    45975   500000 SH  PUT  SOLE                   500000        0        0